Options and Warrants	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025
Options and Warrants [Abstract]
OPTIONS and WARRANTS
8.	OPTIONS and WARRANTS

Warrants

On April 19, 2024, in connection with a private placement of the Company’s common stock, the Company issued 4,200,000 warrants. The warrants are exercisable at a price of $6.43 per share and expire five years from the date of issuance.

On May 15, 2024, the Company issued 152,460 warrants in connection with extinguishment of debt of $300,000 and accrued interest. The warrants are exercisable at a price of $6.43 per share and expire five years from the date of issuance. Non-cash expense of $390,145 is included in loss on extinguishment of debt.

On June 5, 2024, the Company’s Chief Financial Officer exercised 87,500 warrants as a cashless conversion and the Company issued 60,085 shares of common stock.

On September 10, 2024, the Company issued 50,000 warrants to an investor relations firm. The warrants are exercisable at a price of $4.00 per share and expire three years from the date of issuance. The Company recorded a non-cash expense of $94,650 during the year ending January 31, 2025. The agreement is for twelve months and includes the issuance of 10,000 treasury shares and monthly payments of $12,500. The warrants and shares vest immediately and because they are non-forfeitable, the expense was recognized immediately. The Company cancelled the warrants as of January 31, 2025.

Non-cash compensation for the year ending January 31, 2025, amounted to $484,975.

The Company used the Black Scholes valuation model to record fair value of the value of the warrants issued during the year ending January 31, 2025. The valuation model used a dividend rate of 0%; expected terms of 1.5-2.5 years; volatility rates of 105.98%-145.05%; and risk-free rates of 3.65%-4.45%.

The following table summarizes the changes in the warrants outstanding and the related price of the shares of the common stock issued to non-employees of the Company during the three months ending April 30, 2025 and the year ending January 31, 2025.

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2024	1,283,038	$5.88	2.97 years	$-

Granted	4,402,460	6.40	4.72 years	-

Expired/Cancelled	(50,000)	4.00	-	-

Exercised	(88,525)	1.98	-	-

Outstanding, January 31, 2025	5,546,973	6.37	3.68 years	-

Granted	-	-	-	-

Expired/Cancelled	-	-	-	-

Exercised	(58,333)	1.93	-	-

Outstanding- April 30, 2025	5,488,640	$6.42	3.98 years	$2,531,538

Exercisable - April 30, 2025	5,488,640	$6.42	3.98 years	$2,531,538

The following table summarizes additional information relating to the warrants outstanding as of April 30, 2025:

		Weighted Average	Weighted Average		Weighted Average
Range of Exercise	Number	Remaining Contractual	Exercise Price for Shares	Number	Exercise Price for Shares	Intrinsic
Prices	Outstanding	Life (Years)	Outstanding	Exercisable	Exercisable	Value
$4.00	30,000	2.85	$4.00	30,000	$4.00	$86,400
$6.43	5,433,640	3.47	$6.43	5,433,640	$6.43	$2,445,138
$7.50	25,000	2.77	$7.50	25,000	$7.50	$-
	5,488,640		$6.42	5,488,640	$6.42	$2,531,538

Options

On November 1, 2021, the Board of Directors adopted the 2021 Employee Stock Option Plan (the “Plan”). The Company has reserved 408,333 shares for issuance and sale upon the exercise of stock options. In accordance with the Plan, on February 1, 2022, the Company reserved an additional 233,333 shares and on February 1, 2023, the Company reserved an additional 233,333 shares. The options vest immediately and expire in three years. Under the Plan, options may be granted which are intended to qualify as Incentive Stock Options (“ISO’s”) under Section 422 of the Internal Revenue Code of 1986 (the “Code”) or which are not (“non-ISO’s”) intended to qualify as Incentive Stock Options thereunder. The Plan also provides for restricted stock awards representing shares of common stock that are issued subject to such restrictions on transfer and other incidents of ownership and such forfeiture conditions as the Board of Directors, or the committee administering the Plan composed of directors who qualify as “independent” under Nasdaq rules, may determine. On November 3, 2021, the Company filed a Registration Statement on Form S-8, to register under the Securities Act of 1933, as amended the 408,333 shares of common stock reserved for issuance under the Plan.

On March 20, 2024, our Board of Directors adopted an amendment to the Company’s Employee Stock Option Plan (the “Plan”) increasing the number of shares of common stock subject to the Plan (as of March 20, 2024, 875,000 shares) to 1,400,000 shares (the “Amendment”). The Company submitted the Amendment to the Plan to our stockholders for adoption and approval at the 2025 Annual Meeting. The Amendment was approved by the stockholders on January 23, 2025. As of April 30, 2025, with the February 1, 2025 automatic issuance of shares available under the Plan, 276,332 shares remain available for issuance of options under the Plan.

During the year ending January 31, 2025, 689,584 options to purchase shares of the Company’s common stock were issued to executive officers and employees at prices of $2.37- $8.07 per share. The options vest immediately and expire three years from the date of issuance. The fair value of the options issued for services amounted to $1,408,935 and were recorded during the year ending January 31, 2025. The Company used the Black-Scholes valuation model to record the fair value. The valuation model used a dividend rate of 0%; expected term of 1.5 years; volatility rate of 97.83%-114.86%; and a risk-free rate of 4.00%-4.87%.

The following table summarizes the changes in outstanding options and the related price of the shares of the Company’s common stock issued to employees of the Company. See Note 7 for the issuance of related party options.

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2024	874,835	$3.23	2.31 years

Granted	689,584	4.40	1.93 years	-

Expired/Cancelled	(190,751)	-	-

Exercised	-	-	-

Outstanding, January 31, 2025	1,373,668	3.68	1.90 years

Granted	-	-	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding- April 30, 2025	1,373,668	$3.68	1.65 years	$4,550,248

Exercisable - April 30, 2025	1,373,668	$3.68	1.65 years	$4,550,248

The following table summarizes additional information relating to the options outstanding as of April 30, 2025:

			Weighted Average		Weighted Average
Range of Exercise	Number	Weighted Average	Exercise Price for Shares	Number	Exercise Price for Shares	Intrinsic
Prices	Outstanding	Life(Years)	Outstanding	Exercisable	Exercisable	Value

$1.93	214,500	1.49	$1.93	214,500	$1.93	$1,061,775
$2.12	140,000	1.49	$2.12	140,000	$2.12	$666,400
$2.37	195,000	1.88	$2.37	195,000	$2.37	$879,450
$2.61	195,000	1.88	$2.61	195,000	$2.61	$828,750
$2.65	20,000	1.39	$2.65	20,000	$2.65	$84,600
$2.75	30,000	1.76	$2.75	30,000	$2.75	$123,900
$3.59	35,000	2.42	$3.59	35,000	$3.59	$115,150
$3.75	57,500	0.61	$3.75	57,500	$3.75	$179,975
$3.98	30,000	0.76	$3.98	30,000	$3.98	$87,000
$4.09	78,750	0.25	$4.09	78,750	$4.09	$219,713
$4.12	50,000	0.61	$4.12	50,000	$4.12	$138,000
$4.50	58,334	0.25	$4.50	58,334	$4.50	$138,835
$5.99	30,000	2.17	$5.99	30,000	$5.99	$26,700
$7.34	180,918	2.73	$7.34	180,918	$7.34	$-
$8.07	58,666	2.73	$8.07	58,666	$8.07	$-

	1,373,668	1.65	$3.68	1,373,668	$3.68	$4,550,248

9.	OPTIONS and WARRANTS

Warrants

On March 7, 2023, the Company issued 30,000 warrants to purchase the Company’s common shares to Barandnic Holdings Ltd. for services provided. The warrants are exercisable at a price of $4.00 per share and expire five years from the date of issuance. On October 27, 2023, the Company issued 145,833 warrants to purchase the Company’s common shares to management (87,500 warrants were issued to the Chief Financial Officer) and non-employees of the Company. The warrants are exercisable at a price of $1.93 per share and expire in three years from the date of issuance. These warrants replace previously issued warrants that have now been cancelled. The Company used the Black-Scholes valuation model to record the fair value. The valuation model used a dividend rate of 0%; expected term of 1.5 years; volatility rates of 152.10-174.45%; and a risk-free rate of 4.31%-4.84%. Non-cash compensation for the year ending January 31, 2024, amounted to $242,840.

On April 19, 2024, in connection with a private placement of the Company’s common stock, the Company issued 4,200,000 warrants. The warrants are exercisable at a price of $6.43 per share and expire five years from the date of issuance.

On May 15, 2024, the Company issued 152,460 warrants in connection with extinguishment of debt of $300,000 and accrued interest. The warrants are exercisable at a price of $6.43 per share and expire five years from the date of issuance. Non-cash expense of $390,145 is included in loss on extinguishment of debt.

On June 5, 2024, the Company’s Chief Financial Officer exercised 87,500 warrants as a cashless conversion and the Company issued 60,085 shares of common stock.

On September 10, 2024, the Company issued 50,000 warrants to an investor relations firm. The warrants are exercisable at a price of $4.00 per share and expire three years from the date of issuance. The Company recorded a non-cash expense of $94,650 during the year ending January 31, 2025. The agreement is for twelve months and includes the issuance of 10,000 treasury shares and monthly payments of $12,500. The warrants and shares vest immediately and because they are non-forfeitable, the expense was recognized immediately. The Company cancelled the warrants as of January 31, 2025.

Non-cash compensation for the year ending January 31, 2025, amounted to $484,975.

The Company used the Black Scholes valuation model to record fair value of the value of the warrants issued during the year ending January 31, 2025. The valuation model used a dividend rate of 0%; expected terms of 1.5-2.5 years; volatility rates of 105.98%-145.05%; and risk-free rates of 3.65%-4.45%.

The following table summarizes the changes in the warrants outstanding and the related price of the shares of the common stock issued to non-employees of the Company during the year ending January 31, 2025.

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2023	1,307,671	$6.43	3.34 years	$-
Granted	175,833	2.28	2.97 years	-
Expired/Cancelled	(200,466)	6.33	-	-
Exercised	-	-	-	-
Outstanding, January 31, 2024	1,283,038	5.88	2.97 years	-
Granted	4,402,460	6.40	4.72 years	-
Expired/Cancelled	(50,000)	4.00	-	-
Exercised	(88,525)	1.98	-	-
Outstanding- January 31, 2025	5,546,973	$6.37	3.68 years	$10,626,018
Exercisable - January 31, 2025	5,546,973	$6.37	3.68 years	$10,626,018

The following table summarizes additional information relating to the warrants outstanding as of January 31, 2025:

Range of Exercise	Number	Remaining Contractual	Exercise Price for Shares	Number	Exercise Price for Shares	Intrinsic
Prices	Outstanding	Life (Years)	Outstanding	Exercisable	Exercisable	Value
$1.93	58,333	1.74	$1.93	58,333	$1.93	$370,988
$4.00	30,000	3.10	$4.00	30,000	$4.00	$128,700
$6.43	5,433,640	3.71	$6.43	5,433,640	$6.43	$10,106,570
$7.50	25,000	2.77	$7.50	25,000	$7.50	$19,760
	5,546,973		$6.37	5,546,973	$6.37	$10,626,018

Options

On November 1, 2021, the Board of Directors adopted the 2021 Employee Stock Option Plan (the “Plan”). The Company has reserved 408,333 shares for issuance and sale upon the exercise of stock options. In accordance with the Plan, on February 1, 2022, the Company reserved an additional 233,333 shares and on February 1, 2023, the Company reserved an additional 233,333 shares. The options vest immediately and expire in three years. Under the Plan, options may be granted which are intended to qualify as Incentive Stock Options (“ISO’s”) under Section 422 of the Internal Revenue Code of 1986 (the “Code”) or which are not (“non-ISO’s”) intended to qualify as Incentive Stock Options thereunder. The Plan also provides for restricted stock awards representing shares of common stock that are issued subject to such restrictions on transfer and other incidents of ownership and such forfeiture conditions as the Board of Directors, or the committee administering the Plan composed of directors who qualify as “independent” under Nasdaq rules, may determine. On November 3, 2021, the Company filed a Registration Statement on Form S-8, to register under the Securities Act of 1933, as amended the 408,333 shares of common stock reserved for issuance under the Plan.

On March 20, 2024, our Board of Directors adopted an amendment to the Company’s Employee Stock Option Plan (the “Plan”) increasing the number of shares of common stock subject to the Plan (as of March 20, 2024, 875,000 shares) to 1,400,000 shares (the “Amendment”). The Company submitted the Amendment to the Plan to our stockholders for adoption and approval at the 2025 Annual Meeting. The Amendment was approved by the stockholders on January 23, 2025. As of January 31, 2025, 26,332 shares remain available for issuance of options under the Plan.

During the year ending January 31, 2025, 689,584 options to purchase shares of the Company’s common stock were issued to executive officers and employees at prices of $2.37- $8.07 per share. The options vest immediately and expire three years from the date of issuance. The fair value of the options issued for services amounted to $1,408,935 and were recorded during the year ending January 31, 2025. The Company used the Black-Scholes valuation model to record the fair value. The valuation model used a dividend rate of 0%; expected term of 1.5 years; volatility rate of 97.83%-114.86%; and a risk-free rate of 4.00%-4.87%.

During the year ended January 31, 2024, 404,500 options to purchase shares of the Company’s common stock were issued to executive officers and employees at prices of $1.93-$3.975 per share. The options vest immediately and expire three years from the date of issuance. The fair value of the options issued for services amounted to $499,856 and was recorded during the year ended January 31, 2024. The Company used the Black-Scholes valuation model to record the fair value. The valuation model used a dividend rate of 0%; expected term of 1.5 years; volatility rates of 121.52-143.54%; and a risk-free rate of 3.00-4.5%.

The following table summarizes the changes in options outstanding and the related price of the shares of the Company’s common stock issued to employees of the Company. See Note 7 for the issuance of related party options.

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2023	470,335	$4.13	2.53 years
Granted	404,500	2.18	2.68 years	-
Expired/Cancelled	-	-	-
Exercised	-	-	-
Outstanding, January 31, 2024	874,835	3.23	2.31 years
Granted	689,584	4.40	1.93 years
Expired/Cancelled	(190,751)	-	-
Exercised	-	-	-
Outstanding- January 31, 2025	1,373,668	$3.68	1.90 years	$6,337,984
Exercisable - January 31, 2025	1,373,668	$3.68	1.90 years	$6,337,984

The following table summarizes additional information relating to the options outstanding as of January 31, 2025:

			Weighted Average		Weighted Average
Range of Exercise	Number	Weighted Average	Exercise Price for Shares	Number	Exercise Price for Shares	Intrinsic
Prices	Outstanding	Life(Years)	Outstanding	Exercisable	Exercisable	Value

$1.93	214,500	1.73	$1.93	214,500	$1.93	$1,364,220
$2.12	140,000	1.73	$2.12	140,000	$2.12	$863,800
$2.37	195,000	2.13	$2.37	195,000	$2.37	$1,154,400
$2.61	195,000	2.13	$2.61	195,000	$2.61	$1,107,600
$2.65	20,000	1.63	$2.65	20,000	$2.65	$112,800
$2.75	30,000	2.00	$2.75	30,000	$2.75	$166,200
$3.59	35,000	2.66	$3.59	35,000	$3.59	$164,500
$3.75	57,500	1.00	$3.75	57,500	$3.75	$261,050
$3.98	30,000	1.00	$3.98	30,000	$3.98	$129,300
$4.09	78,750	0.50	$4.09	78,750	$4.09	$330,750
$4.12	50,000	0.85	$4.12	50,000	$4.12	$208,500
$4.50	58,334	0.50	$4.50	58,334	$4.50	$221,086
$5.99	30,000	2.41	$5.99	30,000	$5.99	$69,000
$7.34	180,918	2.98	$7.34	180,918	$7.34	$171,872
$8.07	58,666	2.98	$8.07	58,666	$8.07	$12,907
	1,373,668	1.90	$3.68	1,373,668	$3.68	$6,337,984